CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED NOVEMBER 20, 2013,
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2013, AS REVISED APRIL 24, 2013

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

Effective immediately, the following replaces the Trustees and Officers table beginning on page 31 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES
John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (52 funds, 2007-present); Trustee, UBS Funds (35 funds, 2009-present); and formerly, Nicholas Applegate Funds (12 funds) (2005-2010)
Adela Cepeda c/o Morgan Stanley Wealth Management (“MSWM”) 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11
Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (9 funds, 2005-present); Trustee, UBS Funds (35 funds, 2004-present); Director, Fort Dearborn Income Securities (2000-present); Director, Amalgamated Bank of Chicago (2003-2012); and formerly, Director, Municipal Securities Rulemaking Board (2010-2012)

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	None
Mark J. Reed 101 S. Hanley Road Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Principal & Portfolio Manager, North American Management Corp. (2013-present); Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-2013)	11	None
Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	11
Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Rehabilitation Institute of Chicago (2000-present); and Director, Urban Gateways (1995-present); formerly, Director, ICMA Retirement Corp. (2005-2012)

INTERESTED TRUSTEE
James J. Tracy** Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Trustee Chief Executive Officer and President	Since 2013 Since 2013, previously, 2007-2010	Managing Director, Director of Consulting Group Wealth Advisory Solutions, Morgan Stanley (2012-present); Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012); Managing Director and Chief Operating Officer of Distribution and Development for Global Wealth Management, Morgan Stanley (2010-2011); Managing Director, Director of Consulting Group (2009-2010); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of Smith Barney’s Investment Advisory Services (“IAS”) (2008-2009)	11	None

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Marc Gordon Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer (“CFO”) and Treasurer	Since 2010
Managing Director and CFO, Investment Products and Services, Morgan Stanley (2012-present); Executive Director and CFO, Investment Strategy and Client Solutions and Capital Markets Groups, Morgan Stanley (2009-2012); and Morgan Stanley & Co. (2006-2009)

Paul F. Gallagher Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, Morgan Stanley (2011-present); Executive Director and Associate General Counsel, Morgan Stanley (2009-2011); and Director and Associate General Counsel, CGM (2006-2009)
Timothy Hansen Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1965	Acting Chief Compliance Officer	Since 2013
Executive Director, Morgan Stanley (2005-present); CCO Morgan Stanley Smith Barney LLC registered investment advisor (2011-present); and Deputy CCO Morgan Stanley Smith Barney LLC registered investment advisor (2007-2011)

Donna Marley Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011
Executive Director, Morgan Stanley (2009-present); Director of Consulting Group Product Governance, Morgan Stanley (2011-present); Director, Consulting Group Risk Management, Morgan Stanley (2009-2011); and Vice President, Consulting Group Risk Management, CGM (2005-2009)

Charles P. Graves, III Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011
Executive Director, Director of Third Party Programs, Consulting Group, Morgan Stanley (2011-present); and Director, Senior Portfolio Manager, Private Portfolio Group, Morgan Stanley (2009–2011) and CGM (2005-2009)

Glenn Regan, CFA® Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1965	Investment Officer	Since 2012
Managing Director, Director of Discretionary Investment Solutions, Morgan Stanley (2012–present); Head of Global Investment Solutions (2010–2012); and Director of Investment Advisor Research (1996–2011)

Vincenzo Alomia, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009
Executive Director, Senior Portfolio Manager, Portfolio Advisory Services (“PAS”), Morgan Stanley (2012-present); Vice President, Senior Portfolio Manager, PAS, Morgan Stanley (2009-present); and Vice President and Senior Research Analyst, Morgan Stanley & Co., (2006-2009)

Jason B. Moore Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011
Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, Morgan Stanley (2009-2010); and Director CGM (1995-2009)

Franco Piarulli, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, Morgan Stanley (2009–present); and Vice President, Senior Analyst, Morgan Stanley & Co. (2003–2009)
Jay T. Shearon Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Executive Director, Morgan Stanley (2012-present); Vice President, Morgan Stanley (2009-2012); and Vice President, CGM (2005-2009)
Matthew Knapp Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Anti-Money Laundering (“AML”) Compliance Officer	Since 2013

Managing Director and Deputy AML Compliance Officer, Morgan Stanley (2013- present); Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2003-2012); Vice President, Morgan Stanley (1999-2003)

Sean Lutz Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, Morgan Stanley (2009-present); and Vice President, CGM (2006-2009)
Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)
Alexander Tikonoff BBH&Co. 50 Post Office Square Boston, MA 02110 Birth Year: 1974	Assistant Secretary	Since 2011	Vice President and Investor Services Counsel, BBH&Co. (2012-present). Joined BBH&Co. in August 2000.

*	Each Trustee remains in office until they resign, retire or are removed.
** ***
Mr. Tracy is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified.  Each of the other officers serves at the pleasure of the Board.

Effective immediately, Virginie Maisonneuve no longer serves as a portfolio manager for International Equity Investments. As such, all references to Virginie Maisonneuve are deleted.

Effective immediately, the following replaces the first paragraph in the section entitled “Custodian and Transfer Agent” on page 99 of the SAI:

BBH&Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as the Trust’s custodian, fund accountant and administrator. Under its agreements with the Trust, BBH&Co. holds the Trust’s Fund securities, calculates each Fund’s daily net asset value or NAV, provides various administrative services and keeps all required accounts and records. For its custody services, BBH&Co. receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges and out-of-pocket expenses.